SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:	SHAREHOLDERS’ EQUITY

A.	Description of Ordinary Shares

As of December 31, 2025, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 112.5 million were outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions, if any, and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Equity Incentive Plans

(1)	Tower’s 2013 Share Incentive Plan (the “2013 Plan”)

In 2013, the Company adopted a share incentive plan for directors, officers and employees of the Company (“2013 Plan”).

Under the 2013 Plan, the Company granted a total of approximately 0.78 million restricted stock units (“RSUs”) to its employees and directors during 2025 and a total of approximately 1.58 million RSUs to its employees and directors during 2024, including the below-described grants to the CEO and directors, with vesting periods of up to three years. These RSUs amounts also include performance based RSUs (“PSUs”) and market based RSUs (“MSUs”). The Company determines compensation expenses of the RSUs based on the closing market price of the ordinary shares on the last trading day immediately prior to the date of grant and amortizes it over the applicable vesting period, taking into consideration achievement, if any, of performance and market criteria.

During 2025, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan:

(i) approximately 73 thousand time-vested RSUs, 132 thousand PSUs and 44 thousand MSUs, granted to the CEO, with 33% of such RSUs, PSUs and MSUs to vest at the end of each year for 3 years following the grant date. The total compensation value of these awards was approximately $12,000. The grant also included a provision requiring the CEO to own ordinary shares of the Company at a minimum value that equals at least three times his annual base salary (the “Minimum Holding”). As of December 31, 2025, the CEO is in compliance with the Minimum Holding requirement;

(ii) approximately 6.3 thousand time-vested RSUs to the chairman of the Board of Directors (the “Chairman”) for a total compensation value of $300, to vest 33% at the end of each year for 3 years following the grant date; and

(iii) approximately 4.2 thousand time-vested RSUs to each of the eight members of the Board of Directors then serving (other than to the Chairman and the CEO), for a total compensation value of $200 each, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

The members of the Board have to own ordinary shares of the Company at a minimum value that equals at least 50% of their annual base fee and the Chairman will have to own ordinary shares of the Company at a minimum value that equals at least 50% of his annual cash compensation (the “BOD Minimum Holding”).

As of December 31, 2025, the members of the Board and the Chairman are in compliance with the BDO Minimum Holding requirement.

During 2024, the Company's CEO and members of the Board of Directors were awarded the following RSUs under the 2013 Plan:

(i) approximately 78 thousand time-vested RSUs, 176 thousand PSUs and 256 thousand MSUs, granted to the CEO, with 33% of such RSUs, PSUs and MSUs to vest at the end of each year for 3 years following the grant date. The total compensation value of these awards was approximately $16,500.

(ii) approximately 7.4 thousand time-vested RSUs to the chairman of the Board of Directors (the “Chairman”) for a total compensation value of $300, to vest 33% at the end of each year for 3 years following the grant date; and

(iii) approximately 4.9 thousand time-vested RSUs to each of the eight members of the Board of Directors then serving (other than to the Chairman and the CEO), for a total compensation value of $200 each, vesting over a two-year period, with 50% vesting on the first anniversary of the date of grant and 50% on the second anniversary of the date of grant.

(2)	RSUs awards

	2025		2024		2023
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	2,398,135	$34.51	1,585,560	$38.10	1,712,996	$32.90
Granted	781,952	$46.37	1,581,492	$31.89	797,241	$37.64
Converted	(983,643)	$35.62	(726,007)	$36.52	(870,720)	$27.80
Forfeited	(49,820)	$36.87	(42,910)	$36.96	(53,957)	$32.49
Outstanding as of end of year (*)	2,146,624	$38.26	2,398,135	$34.51	1,585,560	$38.10

(*) Include (i) 717,148, 736,014 and 559,184 PSUs as of December 31, 2025, 2024 and 2023, respectively and (ii) 535,809 and 649,249 MSUs as of December 31, 2025 and 2024, respectively.

(3)	Summary of Information about Employees’ Share Incentive Plans

Details for the year ended December 31,	2025	2024	2023
The intrinsic value of converted RSUs	$58,605	$28,667	$26,976
The original fair value of converted RSUs	$35,039	$26,510	$24,206

Stock-based compensation expenses were recognized in the Statement of Operations for the years ended December 31, 2025, 2024 and 2023 as follows:

Details	2025	2024	2023
Cost of goods	$8,256	$8,764	$8,332
Research and development, net	7,984	7,422	5,639
Marketing, general and administrative	21,528	17,651	13,960
Total stock-based compensation expense	$37,768	$33,837	$27,931

C.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of approximately 87 thousand ordinary Tower shares. These shares are classified as treasury shares.